Property and Equipment (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Cable distribution system	$ 29,528	$ 28,781
Customer premises equipment	24,763	23,552
Other equipment	5,909	5,685
Buildings and leasehold improvements	5,468	5,094
Land	989	975
Property and equipment, at cost	66,657	64,087
Less: Accumulated depreciation	39,425	36,528
Property and equipment, net	$ 27,232	$ 27,559
Cable Distribution System [Member]
Weighted average original useful life (in years)	11
Customer Premises Equipment [Member]
Weighted average original useful life (in years)	6
Other Equipment [Member]
Weighted average original useful life (in years)	5
Buildings and Leasehold Improvements [Member]
Weighted average original useful life (in years)	14